Contract revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2024					2023 (a)
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$5,204	$4,103	$105	$(68)	$9,344	$4,959	$3,805	$99	$(63)	$8,800
Investment management and performance fees	—	7	3,149	(13)	3,143	—	8	3,067	(12)	3,063
Financing-related fees	51	24	1	—	76	37	14	1	—	52
Distribution and servicing fees	4	(123)	275	2	158	6	(98)	241	—	149
Investment and other revenue	248	251	(379)	4	124	236	207	(323)	1	121
Total fee and other revenue – contract revenue	5,507	4,262	3,151	(75)	12,845	5,238	3,936	3,085	(74)	12,185
Fee and other revenue – not in scope of ASC 606 (b)(c)(d)	941	273	62	173	1,449	791	224	(98)	248	1,165
Total fee and other revenue	$6,448	$4,535	$3,213	$98	$14,294	$6,029	$4,160	$2,987	$174	$13,350
(a)    Results for the year ended Dec. 31, 2023 were revised to reflect certain realignments of similar products and services within our lines of business in 2024. See Note 24 for additional information.
(b)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(c)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $13 million in 2024 and $2 million in 2023.
(d)    Fee and other revenue – not in scope of ASC 606 for the year ended Dec. 31, 2023 for the Other segment was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2022 (a)
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,824	$3,630	$99	$(65)	$8,488
Investment management and performance fees	—	10	3,303	(14)	3,299
Financing-related fees	30	23	1	1	55
Distribution and servicing fees	4	(66)	192	—	130
Investment and other revenue	215	143	(245)	1	114
Total fee and other revenue – contract revenue	5,073	3,740	3,350	(77)	12,086
Fee and other revenue – not in scope of ASC 606 (b)(c)(d)	901	149	(15)	(83)	952
Total fee and other revenue	$5,974	$3,889	$3,335	$(160)	$13,038
(a)    Results for the year ended Dec. 31, 2022 were revised to reflect certain realignments of similar products and services within our lines of business in 2024. See Note 24 for additional information.
(b)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(c)    The Investment and Wealth Management business segment is net of (loss) attributable to noncontrolling interests related to consolidated investment management funds of $(13) million in 2022.
(d)    Fee and other revenue – not in scope of ASC 606 for the year ended Dec. 31, 2022 for the Other segment was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.